EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 96.4%	Shares	Value
Communications - 13.5%
Communication Services - 4.0%
Bumble, Inc. - Class A (a)	12,341	$ 309,142
Nextdoor Holdings, Inc. (a)	110,370	350,977
		660,119
Digital Media - 9.5%
Alphabet, Inc. - Class A (a)	11,430	1,236,954
Trade Desk, Inc. (The) - Class A (a)	5,214	326,918
		1,563,872
Consumer Discretionary - 14.4%
Consumer Leisure - 3.6%
Airbnb, Inc. - Class A (a)	5,320	601,798

E-Commerce - 10.8%
Amazon.com, Inc. (a)	10,880	1,379,258
Sea Ltd. - ADR (a)	6,433	398,846
		1,778,104
Financials - 7.3%
Financial Services - 7.3%
Block, Inc. - Class A (a)	3,946	271,919
Charles Schwab Corporation (The)	6,955	493,457
Tradeweb Markets, Inc. - Class A	6,315	439,461
		1,204,837
Health Care - 20.8%
Biotechnology - 8.8%
argenx SE - ADR (a)	749	283,025
Arrowhead Pharmaceuticals, Inc. (a)	7,503	297,944
Beam Therapeutics, Inc. (a)	2,470	134,862
Sarepta Therapeutics, Inc. (a)	6,737	736,893
		1,452,724
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (a)	1,590	326,347

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Health Care - 20.8% (Continued)
Medical Technology - 6.1%
DexCom, Inc. (a)	4,425	$ 363,779
Inspire Medical Systems, Inc. (a)	1,586	303,703
Stryker Corporation	1,620	332,424
		999,906
Pharmaceuticals - 3.9%
Ascendis Pharma A/S - ADR (a)	3,378	302,568
Revance Therapeutics, Inc. (a)	17,507	348,389
		650,957
Technology - 40.4%
Application Software - 20.4%
HubSpot, Inc. (a)	3,595	1,211,659
Microsoft Corporation	4,102	1,072,550
ServiceNow, Inc. (a)	2,483	1,079,161
		3,363,370
Business Services - 1.5%
Fiverr International Ltd. (a)	7,055	243,962

Data & Analytics - 4.6%
MongoDB, Inc. (a)	926	298,968
Snowflake, Inc. - Class A (a)	2,511	454,366
		753,334
Defense IT & Services - 1.9%
CACI International, Inc. - Class A (a)	1,123	315,417

Financial Services Technology - 5.6%
nCino, Inc. (a)	29,336	925,257

Infrastructure Software - 1.3%
Gitlab, Inc. - Class A (a)	3,500	209,545

IT Services - 1.8%
DigitalOcean Holdings, Inc. (a)	7,031	295,935

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.4% (Continued)	Shares	Value
Technology - 40.4% (Continued)
Law Enforcement Technology - 3.3%
Axon Enterprise, Inc. (a)	4,745	$ 553,647

Total Common Stocks (Cost $17,616,342)		$ 15,899,131

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 2.14% (b) (Cost $484,848)	484,848	$ 484,848

Investments at Value - 99.3% (Cost $18,101,190)		$ 16,383,979

Other Assets in Excess of Liabilities - 0.7%		121,418

Net Assets - 100.0%		$ 16,505,397

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2022.